Fundamental Investors®
Investment portfolio
September 30, 2020
unaudited
Common stocks 96.29% Information technology 24.54%	Shares	Value (000)
Microsoft Corp.	24,345,485	$5,120,587
Broadcom Inc.	10,893,360	3,968,669
ASML Holding NV1	3,698,664	1,363,825
ASML Holding NV (New York registered) (ADR)	726,375	268,229
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	77,246,000	1,160,125
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,544,652	206,295
Advanced Micro Devices, Inc.[2]	14,351,091	1,176,646
Mastercard Inc., Class A	3,138,237	1,061,258
Apple Inc.	6,555,992	759,249
Intel Corp.	11,705,598	606,116
Texas Instruments Inc.	3,566,887	509,316
TE Connectivity Ltd.	5,049,420	493,530
NortonLifeLock Inc.	23,138,049	482,197
KLA Corp.	2,485,367	481,515
Fidelity National Information Services, Inc.	3,143,351	462,733
Samsung Electronics Co., Ltd.[1]	8,975,781	452,251
ServiceNow, Inc.[2]	903,809	438,347
HubSpot, Inc.[2]	1,434,171	419,108
Visa Inc., Class A	2,075,855	415,109
Autodesk, Inc.[2]	1,647,965	380,696
FleetCor Technologies, Inc.[2]	1,420,428	338,204
Square, Inc., Class A2	2,072,407	336,870
Arista Networks, Inc.[2]	1,561,351	323,090
QUALCOMM Inc.	2,697,793	317,476
Paychex, Inc.	3,803,021	303,367
Motorola Solutions, Inc.	1,886,177	295,771
Applied Materials, Inc.	4,843,167	287,926
PayPal Holdings, Inc.[2]	1,451,138	285,918
RingCentral, Inc., Class A2	1,010,756	277,564
Adobe Inc.[2]	433,965	212,829
Ceridian HCM Holding Inc.[2]	2,381,404	196,823
Dell Technologies Inc., Class C2	2,746,910	185,938
SK hynix, Inc.[1]	2,454,400	176,107
International Business Machines Corp.	1,398,427	170,147
Micron Technology, Inc.[2]	2,710,166	127,269
Keyence Corp.[1]	259,100	120,752
Smartsheet Inc., Class A2	2,110,623	104,307
EPAM Systems, Inc.[2]	303,100	97,986
VeriSign, Inc.[2]	455,969	93,405
SAP SE1	574,565	89,473
Cree, Inc.[2]	1,274,890	81,262
MongoDB, Inc., Class A2	338,623	78,395
Shopify Inc., Class A, subordinate voting shares[2]	70,955	72,585
SYNNEX Corp.	514,421	72,050
Edenred SA1	1,582,671	71,007
Lam Research Corp.	213,422	70,803
NetApp, Inc.	1,498,514	65,695
Fundamental Investors — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Slack Technologies, Inc., Class A2	2,307,399	$61,977
ON Semiconductor Corp.[2]	2,792,811	60,576
LiveRamp Holdings, Inc.[2]	1,139,660	59,000
Snowflake Inc., Class A2,3	234,100	58,759
Automatic Data Processing, Inc.	164,000	22,876
		25,342,008
Health care 13.63%
UnitedHealth Group Inc.	7,286,535	2,271,723
Regeneron Pharmaceuticals, Inc.[2]	2,090,394	1,170,161
Pfizer Inc.	27,650,603	1,014,777
Thermo Fisher Scientific Inc.	2,181,912	963,358
Centene Corp.[2]	13,263,629	773,667
AstraZeneca PLC[1]	5,124,187	557,721
Abbott Laboratories	4,038,553	439,516
Cigna Corp.	2,471,164	418,640
Daiichi Sankyo Company, Ltd.[1]	13,465,500	413,775
Vertex Pharmaceuticals Inc.[2]	1,468,711	399,666
Molina Healthcare, Inc.[2]	2,178,238	398,705
Gilead Sciences, Inc.	5,856,121	370,048
Boston Scientific Corp.[2]	9,033,163	345,157
Seattle Genetics, Inc.[2]	1,755,734	343,580
Illumina, Inc.[2]	1,083,780	334,975
Merck & Co., Inc.	3,156,055	261,795
Allakos Inc.[2,4]	2,996,937	244,100
Bristol-Myers Squibb Company	3,995,504	240,889
Eli Lilly and Company	1,615,110	239,069
Humana Inc.	521,315	215,767
GW Pharmaceuticals PLC (ADR)[2,4]	2,000,000	194,700
ResMed Inc.	1,133,725	194,354
Edwards Lifesciences Corp.[2]	2,429,703	193,939
Baxter International Inc.	2,400,000	193,008
Ultragenyx Pharmaceutical Inc.[2]	2,254,833	185,325
GlaxoSmithKline PLC[1]	8,969,946	168,024
GlaxoSmithKline PLC (ADR)	399,550	15,039
Danaher Corp.	728,108	156,783
Teva Pharmaceutical Industries Ltd. (ADR)[2]	16,740,428	150,831
DexCom, Inc.[2]	234,736	96,765
Novo Nordisk A/S, Class B1	1,375,140	95,520
10X Genomics, Inc., Class A2	764,140	95,273
Neurocrine Biosciences, Inc.[2]	924,135	88,865
Biogen Inc.[2]	299,755	85,034
Incyte Corp.[2]	915,254	82,135
Bluebird Bio, Inc.[2]	1,284,125	69,278
Anthem, Inc.	255,153	68,532
Zimmer Biomet Holdings, Inc.	435,243	59,254
Roche Holding AG, nonvoting, non-registered shares[1]	169,861	58,114
AmerisourceBergen Corp.	566,063	54,863
Cortexyme, Inc.[2,3]	1,080,456	54,023
Notre Dame Intermédica Participações SA	4,645,000	53,812
Mettler-Toledo International Inc.[2]	44,882	43,345
Insulet Corp.[2]	169,000	39,984
Oak Street Health, Inc.[2]	704,823	37,666
Applied Molecular Transport Inc.[2]	960,617	30,567
Johnson & Johnson	152,000	22,630
Fundamental Investors — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Teladoc Health, Inc.[2]	94,893	$20,804
Tandem Diabetes Care, Inc.[2]	157,823	17,913
Bausch Health Companies Inc.[2]	749,157	11,642
Allogene Therapeutics, Inc.[2]	293,993	11,086
GoodRx Holdings, Inc., Class A2	164,700	9,157
		14,075,354
Communication services 11.80%
Facebook, Inc., Class A2	11,486,784	3,008,389
Comcast Corp., Class A	44,456,590	2,056,562
Netflix, Inc.[2]	3,638,678	1,819,448
Alphabet Inc., Class C2	886,238	1,302,416
Alphabet Inc., Class A2	276,257	404,882
Charter Communications, Inc., Class A2	2,018,768	1,260,398
Activision Blizzard, Inc.	7,797,911	631,241
Walt Disney Company	3,196,403	396,610
Sea Ltd., Class A (ADR)[2]	1,860,907	286,654
Verizon Communications Inc.	2,497,190	148,558
T-Mobile US, Inc.[2]	974,903	111,490
JOYY Inc., Class A (ADR)	1,363,466	109,991
HUYA, Inc. (ADR)[2]	4,549,740	108,966
Snap Inc., Class A2	4,036,875	105,403
Tencent Holdings Ltd.[1]	1,263,600	84,147
Pinterest, Inc., Class A2	1,965,189	81,575
SoftBank Group Corp.[1]	1,298,300	80,166
New York Times Co., Class A	1,516,707	64,900
Vivendi SA1	1,623,500	45,250
Twitter, Inc.[2]	921,166	40,992
SoftBank Corp.[1]	3,187,300	35,713
		12,183,751
Financials 9.37%
Berkshire Hathaway Inc., Class B2	4,756,278	1,012,802
Berkshire Hathaway Inc., Class A2	118	37,760
JPMorgan Chase & Co.	10,682,133	1,028,369
The Blackstone Group Inc., Class A	12,183,429	635,975
CME Group Inc., Class A	3,118,680	521,786
Truist Financial Corp.	12,554,381	477,694
Intercontinental Exchange, Inc.	4,743,040	474,541
BlackRock, Inc.	730,941	411,922
Aon PLC, Class A	1,934,971	399,185
KKR & Co. Inc.	10,709,411	367,761
Apollo Global Management, Inc., Class A	7,590,019	339,653
HDFC Bank Ltd.[1,2]	22,825,000	336,328
Sberbank of Russia PJSC (ADR)[1,2]	20,949,429	244,411
Marsh & McLennan Companies, Inc.	2,044,236	234,474
Chubb Ltd.	1,923,117	223,312
AIA Group Ltd.[1]	22,198,800	218,684
Synchrony Financial	8,175,800	213,961
Moody’s Corp.	676,268	196,016
Citizens Financial Group, Inc.	7,082,652	179,050
Citigroup Inc.	4,100,000	176,751
Arthur J. Gallagher & Co.	1,666,425	175,941
First Republic Bank	1,523,981	166,205
Legal & General Group PLC[1]	68,335,810	165,613
Fundamental Investors — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global Inc.	444,301	$160,215
Arch Capital Group Ltd.[2]	5,393,877	157,771
Kotak Mahindra Bank Ltd.[1,2]	6,791,770	116,900
Cannae Holdings, Inc.[2]	2,971,657	110,724
Capital One Financial Corp.	1,453,365	104,439
Travelers Companies, Inc.	817,810	88,479
Zurich Insurance Group AG1	246,223	85,608
Bank of America Corp.	3,500,000	84,315
Hong Kong Exchanges and Clearing Ltd.[1]	1,490,400	70,055
Ares Management Corp., Class A	1,719,987	69,522
Ping An Insurance (Group) Company of China, Ltd., Class H1	6,441,000	66,447
PNC Financial Services Group, Inc.	449,494	49,404
Barclays PLC[1,2]	38,746,623	48,757
Brookfield Asset Management Inc., Class A	1,273,567	42,104
Willis Towers Watson PLC	180,797	37,754
Toronto-Dominion Bank (CAD denominated)	809,876	37,497
KeyCorp	3,088,142	36,842
Progressive Corp.	341,316	32,313
Bank of Nova Scotia (CAD denominated)	599,326	24,899
Bank of Ireland Group PLC[1,2]	6,092,919	11,630
		9,673,869
Consumer staples 9.00%
Philip Morris International Inc.	25,626,035	1,921,696
Altria Group, Inc.	37,386,293	1,444,606
British American Tobacco PLC[1]	34,753,200	1,249,133
British American Tobacco PLC (ADR)	1,677,113	60,628
Conagra Brands, Inc.	18,076,983	645,529
Nestlé SA1	4,277,666	507,499
Keurig Dr Pepper Inc.	16,673,240	460,182
Colgate-Palmolive Company	5,027,743	387,890
Mondelez International, Inc.	6,557,621	376,735
Walmart Inc.	2,367,336	331,214
Costco Wholesale Corp.	804,643	285,648
Procter & Gamble Company	1,548,733	215,259
Archer Daniels Midland Company	3,995,504	185,751
Reckitt Benckiser Group PLC[1]	1,117,413	108,940
Reckitt Benckiser Group PLC (ADR)	3,686,897	72,448
Constellation Brands, Inc., Class A	953,386	180,676
Unilever PLC[1]	1,797,977	110,788
Unilever PLC (ADR)	699,213	43,127
Kellogg Co.	2,100,000	135,639
Estée Lauder Companies Inc., Class A	619,493	135,204
Anheuser-Busch InBev SA/NV1	2,002,133	108,070
ITC Ltd.[1]	38,035,066	88,575
Sysco Corp.	1,143,514	71,150
Kraft Heinz Company	2,066,977	61,906
Church & Dwight Co., Inc.	649,146	60,832
General Mills, Inc.	686,028	42,314
		9,291,439
Consumer discretionary 8.84%
Amazon.com, Inc.[2]	1,204,955	3,794,078
Prosus NV1,2	5,945,138	548,249
Dollar General Corp.	2,297,775	481,660
Fundamental Investors — Page 4 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Domino’s Pizza, Inc.	1,083,717	$460,883
Restaurant Brands International Inc.	7,788,482	447,916
Target Corp.	2,798,020	440,464
Home Depot, Inc.	1,213,943	337,124
NIKE, Inc., Class B	2,393,700	300,505
Flutter Entertainment PLC (GBP denominated)[1]	1,243,357	195,816
Flutter Entertainment PLC (EUR denominated)[1]	644,757	102,165
LVMH Moët Hennessy-Louis Vuitton SE1	620,632	290,143
Booking Holdings Inc.[2]	156,875	268,363
Evolution Gaming Group AB1	3,206,766	211,968
Burlington Stores, Inc.[2]	839,313	172,974
Galaxy Entertainment Group Ltd.[1]	21,062,000	142,555
Marriott International, Inc., Class A	1,415,068	131,007
Wynn Resorts, Ltd.	1,398,128	100,399
TJX Companies, Inc.	1,797,977	100,057
GVC Holdings PLC[1,2]	7,441,627	93,665
Five Below, Inc.[2]	604,320	76,749
Trainline PLC[1,2]	14,169,162	66,449
Darden Restaurants, Inc.	650,468	65,528
Floor & Decor Holdings, Inc., Class A2	799,101	59,773
THG Holdings Ltd.[1,2]	7,358,370	56,798
Las Vegas Sands Corp.	1,125,571	52,519
Carvana Co., Class A2	213,000	47,512
Aramark	1,618,179	42,801
MercadoLibre, Inc.[2]	35,000	37,887
		9,126,007
Industrials 8.18%
CSX Corp.	10,862,269	843,672
TransDigm Group Inc.	1,678,029	797,265
Honeywell International Inc.	4,026,068	662,731
Parker-Hannifin Corp.	2,859,455	578,582
Deere & Company	2,407,291	533,528
Union Pacific Corp.	2,527,076	497,505
Northrop Grumman Corp.	1,315,616	415,064
Norfolk Southern Corp.	1,796,930	384,525
Airbus SE, non-registered shares[1,2]	4,905,456	356,061
Safran SA1,2	3,077,006	302,789
Raytheon Technologies Corp.	5,128,729	295,107
Emerson Electric Co.	3,945,560	258,710
Lockheed Martin Corp.	581,250	222,782
Waste Connections, Inc.	2,118,008	219,849
Nidec Corp.[1]	2,242,400	208,546
PACCAR Inc.	2,214,802	188,878
Boeing Company	1,010,171	166,941
Experian PLC[1]	4,204,466	157,335
Caterpillar Inc.	1,049,958	156,601
ABB Ltd.[1]	6,165,833	156,273
United Parcel Service, Inc., Class B	699,213	116,510
Waste Management, Inc.	1,029,489	116,507
Carrier Global Corp.	3,649,517	111,456
L3Harris Technologies, Inc.	613,563	104,208
Grafton Group PLC, units[1,2]	9,305,424	80,670
IMCD NV1	499,438	59,466
MTU Aero Engines AG1	357,530	59,464
Fundamental Investors — Page 5 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Armstrong World Industries, Inc.	825,126	$56,777
Westinghouse Air Brake Technologies Corp.	905,931	56,059
Lifco AB, Class B1	724,186	55,999
Equifax Inc.	281,078	44,101
Illinois Tool Works Inc.	199,776	38,599
United Rentals, Inc.[2]	189,787	33,118
DSV Panalpina A/S1	194,780	31,786
HEICO Corp.	292,760	30,640
Sweco AB, Class B, non-registered shares[1]	487,551	27,080
ASSA ABLOY AB, Class B1	998,876	23,315
		8,448,499
Materials 5.20%
Barrick Gold Corp.	17,231,394	484,374
Linde PLC	1,858,485	442,561
Dow Inc.	8,294,374	390,250
Wheaton Precious Metals Corp.	6,566,612	322,224
Wheaton Precious Metals Corp. (CAD denominated)	1,384,919	67,948
Franco-Nevada Corp. (CAD denominated)	2,431,135	339,725
Franco-Nevada Corp.	250,018	34,898
Eastman Chemical Company	4,625,057	361,309
Westlake Chemical Corp.	4,851,541	306,714
Grupo México, SAB de CV, Series B	110,821,179	281,921
Royal Gold, Inc.	2,280,999	274,107
Vale SA, ordinary nominative (ADR)	16,505,605	174,629
Vale SA, ordinary nominative	7,227,000	76,068
LyondellBasell Industries NV	3,377,029	238,047
Rio Tinto PLC[1]	3,396,179	204,919
Sherwin-Williams Company	258,000	179,759
Corteva, Inc.	6,200,000	178,622
BHP Group PLC[1]	8,293,215	176,802
First Quantum Minerals Ltd.	18,393,678	163,969
Koninklijke DSM NV1	973,718	160,465
Nucor Corp.	2,897,028	129,961
Packaging Corp. of America	956,440	104,300
Norsk Hydro ASA[1,2]	30,854,272	84,928
PPG Industries, Inc.	660,157	80,592
Asian Paints Ltd.[1]	2,142,500	57,728
CCL Industries Inc., Class B, nonvoting shares	1,160,694	44,752
LafargeHolcim Ltd.[1]	278,187	12,681
		5,374,253
Utilities 2.79%
Enel SpA[1]	94,808,399	823,236
Xcel Energy Inc.	5,244,494	361,922
DTE Energy Company	2,951,723	339,566
AES Corp.	18,667,594	338,070
Ørsted AS1	1,689,900	233,096
American Electric Power Company, Inc.	2,594,692	212,064
Sempra Energy	1,728,667	204,605
CMS Energy Corp.	1,995,484	122,543
CenterPoint Energy, Inc.	5,886,200	113,898
Exelon Corp.	2,165,496	77,438
Iberdrola, SA, non-registered shares[1]	1,846,600	22,728
Brookfield Infrastructure Partners LP	316,744	15,103
Fundamental Investors — Page 6 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
NextEra Energy, Inc.	52,500	$14,572
Brookfield Infrastructure Corp., Class A, subordinate voting shares	35,193	1,951
		2,880,792
Real estate 1.55%
Crown Castle International Corp. REIT	2,985,770	497,131
Equinix, Inc. REIT	469,683	357,020
American Tower Corp. REIT	706,500	170,782
AvalonBay Communities, Inc. REIT	908,794	135,719
Gaming and Leisure Properties, Inc. REIT	3,622,393	133,775
Public Storage REIT	460,682	102,603
Digital Realty Trust, Inc. REIT	685,372	100,585
KE Holdings Inc., Class A (ADR)[2]	986,393	60,466
Brookfield Property Partners LP	1,797,977	21,630
K-Fast Holding AB, Class B1,2	520,385	13,747
MGM Growth Properties LLC REIT, Class A	180,401	5,047
		1,598,505
Energy 1.39%
Chevron Corp.	3,723,004	268,056
BP PLC[1]	79,910,088	232,012
BP PLC (ADR)	998,876	17,440
Valero Energy Corp.	4,445,000	192,557
Baker Hughes Co., Class A	12,668,647	168,366
Canadian Natural Resources, Ltd. (CAD denominated)	10,299,529	165,065
ConocoPhillips	4,603,185	151,169
EOG Resources, Inc.	2,346,961	84,350
Cabot Oil & Gas Corp.	3,881,632	67,385
Total SE1	1,581,584	54,301
Equitrans Midstream Corp.	4,178,433	35,349
		1,436,050
Total common stocks (cost: $62,540,377,000)		99,430,527
Preferred securities 0.02% Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	500,000	21,572
Total preferred securities (cost: $14,544,000)		21,572
Convertible stocks 0.31% Information technology 0.17%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,713	176,681
Utilities 0.08%
American Electric Power Co., Inc., units, convertible preferred shares, 6.125% 2023	1,001,281	49,083
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	612,000	29,223
		78,306
Financials 0.06%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	1,272,448	66,167
Total convertible stocks (cost: $290,026,000)		321,154
Fundamental Investors — Page 7 of 10

unaudited
Short-term securities 4.40% Money market investments 4.40%	Shares	Value (000)
Capital Group Central Cash Fund 0.12%[4,5]	44,965,734	$4,497,023
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[5,6]	43,259,760	43,259
		4,540,282
Total short-term securities (cost: $4,539,755,000)		4,540,282
Total investment securities 101.02% (cost: $67,384,702,000)		104,313,535
Other assets less liabilities (1.02)%		(1,055,577)
Net assets 100.00%		$103,257,958
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Common stocks 0.42%
Health care 0.42%
Allakos Inc.[2]	$118,714	$119,196	$259	$56	$6,393	$244,100	$—
GW Pharmaceuticals PLC (ADR)[2]	—	235,504	170	7	(40,641)	194,700	—
						438,800
Industrials 0.00%
Armstrong World Industries, Inc.[7]	205,513	18,859	109,365	(27,119)	(31,111)	—	1,389
Total common stocks						438,800
Short-term securities 4.36%
Money market investments 4.36%
Capital Group Central Cash Fund 0.12%[5]	2,797,333	15,621,123	13,923,172	3,914	(2,175)	4,497,023	21,745
Total 4.78%				$(23,142)	$(67,534)	$4,935,823	$23,134
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,834,215,000, which represented 13.40% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $47,001,000, which represented .05% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Rate represents the seven-day yield at 9/30/2020.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Unaffiliated issuer at 9/30/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Fundamental Investors — Page 9 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,908,468	$3,433,540	$—	$25,342,008
Health care	12,782,200	1,293,154	—	14,075,354
Communication services	11,938,475	245,276	—	12,183,751
Financials	8,309,436	1,364,433	—	9,673,869
Consumer staples	7,118,434	2,173,005	—	9,291,439
Consumer discretionary	7,418,199	1,707,808	—	9,126,007
Industrials	6,929,715	1,518,784	—	8,448,499
Materials	4,676,730	697,523	—	5,374,253
Utilities	1,801,732	1,079,060	—	2,880,792
Real estate	1,584,758	13,747	—	1,598,505
Energy	1,149,737	286,313	—	1,436,050
Preferred securities	—	21,572	—	21,572
Convertible stocks	321,154	—	—	321,154
Short-term securities	4,540,282	—	—	4,540,282
Total	$90,479,320	$13,834,215	$—	$104,313,535
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-010-1120O-S78113	Fundamental Investors — Page 10 of 10